Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Assets:
Available-for-sale securities		¥ 17,533,830	¥ 17,713,335
Liabilities:
Long-term debt		3,594,809	2,876,287
Other short-term borrowings		331,911	153,044
Fair Value, Measurements, Recurring
Assets:
Equity securities with readily determinable fair values		3,751,000	4,461,000
Equity securities measured at net asset value	[1]	295,000	334,000
Securities measured at net asset value	[1],[2]	99,000	109,000
Other investments		89,000	80,000
Other assets		87,000	71,000
Total assets measured at fair value		59,576,000	59,419,000
Liabilities:
Trading securities sold, not yet purchased		5,010,000	5,703,000
Long-term debt	[3]	3,595,000	2,876,000
Other short-term borrowings	[3]	332,000	153,000
Other liabilities		87,000	71,000
Total liabilities measured at fair value		23,698,000	23,721,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		8,529,000	8,668,000
Liabilities:
Liabilities, derivatives		8,353,000	8,712,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		5,383,000	5,612,000
Liabilities:
Liabilities, derivatives		5,716,000	5,582,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		275,000	340,000
Liabilities:
Liabilities, derivatives		355,000	394,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		231,000	214,000
Liabilities:
Liabilities, derivatives		218,000	180,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		36,000	40,000
Liabilities:
Liabilities, derivatives		33,000	50,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[2]	1,851,000	1,628,000
Available-for-sale securities		10,495,000	10,974,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[2]	104,000	135,000
Available-for-sale securities		597,000	584,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	6,598,000	5,002,000
Available-for-sale securities		144,000	147,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,983,000	1,572,000
Available-for-sale securities		2,614,000	2,045,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,793,000	6,717,000
Available-for-sale securities		469,000	477,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Available-for-sale securities		23,000	31,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		758,000	804,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	721,000	351,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	3,327,000	3,397,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[2]	2,890,000	2,973,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,570,000	1,833,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		863,000	818,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Equity securities with readily determinable fair values		3,234,000	4,165,000
Other investments		2,000	1,000
Other assets		7,000	3,000
Total assets measured at fair value		25,425,000	24,489,000
Liabilities:
Trading securities sold, not yet purchased		3,735,000	3,445,000
Long-term debt	[3]	0
Other short-term borrowings	[3]	0
Other liabilities		7,000	3,000
Total liabilities measured at fair value		3,877,000	3,580,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		21,000	14,000
Liabilities:
Liabilities, derivatives		19,000	14,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		0
Liabilities:
Liabilities, derivatives		0
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		81,000	79,000
Liabilities:
Liabilities, derivatives		98,000	105,000
Fair Value, Measurements, Recurring | Level 1 | Credit-related contracts
Assets:
Assets, derivatives		0
Liabilities:
Liabilities, derivatives		0
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		14,000	21,000
Liabilities:
Liabilities, derivatives		18,000	13,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[2]	1,844,000	1,623,000
Available-for-sale securities		10,047,000	10,562,000
Fair Value, Measurements, Recurring | Level 1 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	5,047,000	3,534,000
Available-for-sale securities		144,000	147,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	898,000	676,000
Available-for-sale securities		1,334,000	922,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	0
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	0
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[2]	2,752,000	2,743,000
Fair Value, Measurements, Recurring | Level 1 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 1 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 2
Assets:
Equity securities with readily determinable fair values		518,000	296,000
Other investments		0
Other assets		51,000	68,000
Total assets measured at fair value		33,208,000	33,961,000
Liabilities:
Trading securities sold, not yet purchased		1,276,000	2,258,000
Long-term debt	[3]	3,140,000	2,450,000
Other short-term borrowings	[3]	332,000	153,000
Other liabilities		51,000	68,000
Total liabilities measured at fair value		19,237,000	19,610,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		8,506,000	8,640,000
Liabilities:
Liabilities, derivatives		8,331,000	8,697,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		5,373,000	5,610,000
Liabilities:
Liabilities, derivatives		5,714,000	5,571,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		191,000	255,000
Liabilities:
Liabilities, derivatives		174,000	213,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		230,000	213,000
Liabilities:
Liabilities, derivatives		209,000	174,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		14,000	9,000
Liabilities:
Liabilities, derivatives		10,000	26,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[2]	7,000	5,000
Available-for-sale securities		448,000	412,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	104,000	135,000
Available-for-sale securities		597,000	584,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	1,550,000	1,468,000
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	1,085,000	897,000
Available-for-sale securities		1,280,000	1,122,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	5,793,000	6,717,000
Available-for-sale securities		469,000	477,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		16,000	24,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		755,000	801,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	721,000	351,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	3,140,000	3,208,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[2]	116,000	209,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,406,000	1,666,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		840,000	795,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Equity securities with readily determinable fair values		0
Other investments		87,000	80,000
Other assets		29,000
Total assets measured at fair value		548,000	525,000
Liabilities:
Trading securities sold, not yet purchased		0	0
Long-term debt	[3]	454,000	427,000
Other short-term borrowings	[3]	0
Other liabilities		29,000
Total liabilities measured at fair value		584,000	531,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		3,000	14,000
Liabilities:
Liabilities, derivatives		2,000	1,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		10,000	2,000
Liabilities:
Liabilities, derivatives		2,000	11,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		3,000	6,000
Liabilities:
Liabilities, derivatives		83,000	76,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		1,000	1,000
Liabilities:
Liabilities, derivatives		8,000	6,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		8,000	10,000
Liabilities:
Liabilities, derivatives		6,000	10,000
Fair Value, Measurements, Recurring | Level 3 | Japanese government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Japanese local government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Other foreign government bonds
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[2]	0
Available-for-sale securities		0
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		7,000	8,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Available-for-sale securities		4,000	4,000
Fair Value, Measurements, Recurring | Level 3 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[2]	0
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[2],[4]	187,000	189,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[2]	22,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		165,000	167,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 23,000	¥ 23,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2024 and September 30, 2024 were ¥41 billion and ¥44 billion, respectively.
[2]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
[3]	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.
[4]	The amount includes CLO and convertible bonds, which are classified in Level 3.